Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0001877967
Registrant Name	Fairway Private Equity & Venture Capital Opportunities Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES